UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-825

American Growth Fund, Inc.
(Exact name of registrant as specified in charter)

110 Sixteenth Street, Suite 1400, Denver, Colorado, 80202
(Address of principal executive offices) (Zip code)

Registrants telephone number, including area code: 303-626-0600

Date of fiscal year end: 07/31/2006

Date of reporting period: 07/01/2005 - 06/30/2006

Item 1. Proxy Voting Record.

American Growth Fund, Inc.
Proxy Voting Record
From July 01, 2005 to June 30, 2006

Name of Security	Ticker Symbol and Cusip number	Shareholder Meeting Date	Identification Voted On	Proposed	Cast its Vote Yes or No	How Cast its Vote	Cast its Vote For or Against Management
Network Appliance, Inc.	NTAP 64120L104	8/31/2005	1. Directors Recommend
2. Approve the company´s amended and restated 1999 stock incentive plan
3. Approve an amendment to the company´s employee stock purchase plan
			4. Ratify the appointment of Deloitte & Touche LLP as independent auditors	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Integrated Device Technology, Inc.	IDTI 458118106	9/15/2004	1. Directors Recommend
2. Approval of the amendment to the company´s 1984 employee stock purchase plan.
3. Ratification of selection of PricewaterhouseCoopers LLP as the company´s independent accountants.
4. Proposal to approve the issuance of common stock of IDT pursuant to the agreement and plan of merger.
5. Proposal to approve an amendment to IDT´s 2004 equity plan to increase the authorized number of shares.
6. To approve the adjournment of the meeting, to solicit additional proxies in favor of the proposals above.
			7. To the extent that you have not voted on a matter in person or by proxy, the proxies are authorized to vote, in their discretion, upon any matter that may properly come before the meeting.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes	For For For For For Against Against	For For For For For Against N/A
Cardinal Health, Inc.	CAH 14149Y108	11/2/2005	1. Election of Directors
2. Proposal to adopt the cardinal health, Inc. 2005 long-term incentive plan.
			3. Proposal to adopt amendments to the company's restate code of regulations to provide for the annual election of directors	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
Cisco System, Inc.	CSCO 17275R102	11/15/05	1. Election of Directors
2. To approve the adoption of the 2005 stock incentive plan.
3. To ratify the appointment of pricewaterhousecoopers LLP as Cisco´s independent registered public accounting firm.
4. Proposal submitted by a shareholder urging the board of directors to adopt a policy.
5. Proposal submitted by shareholders requesting that the board´s compensation committee initiate a review of Cisco´s executive compensation policies and soon.
			6. Proposal submitted by shareholders requesting the board to prepare a report to shareholders describing the progress toward development and implementation of a Company human rights policy and plan.	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For Against Against Against
AXA Financial	AXA 54536107	12/16/05	1. Review and approval of the merger of finaxa into axa.
2. Allocation of the merger premium of finaxa into axa
3. Capital decrease not justified by losses.
4. Succession to the obligations of finaxa pursuant to the 2.75% 1997/2006 finaxa convertible bonds and renunciation.
5. Succession to the obligations of finaxa pursuant to the subscription options.
6. Acknowledgement of the completion of the merger of finaxa into axa and of the related capital increase.
7. Amendment of articled 6 of the bylaws.
8. Issuance of convertible bonds reserved to 3% 1998/2007 finaxa bonds holders with possibility of exchange into axa shares.
9. Removal of the preferential subscription rights relating to the convertible bonds to the benefit of named persons.
10. Authorization granted to the management board to resolve to issue securities.
			11. Grant full authority to the bearer a copy these minutes to comply with all formal publication, and sign all documents.	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For For For For For For For For For For	For For For For For For For For For For For
Fair Isaac Corp.	FIC 303250104	02/06/06	1. Election of Directors 2. To ratify the appointment of Deloitte & Touche LLP as the Company´s Independent auditors for the current fiscal year	Issuer Issuer	Yes Yes	For For	For For
Hewlett-Pachard	HWP 428236103	03/15/06	1. Election of Directors
2. Proposal to ratify the appointment of the independent registered public accounting firm for the fiscal year ending October 31, 2006
3. Proposal to approve the Hewlett-Packard Company 2005 pay-for-results plan.
4. Stockholder proposal entitled "director election majority vote standard proposal".
			5. Stockholder proposal entitled "recoup unearned management bonuses"	Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes	For For For Against Abstain	For For For For Against
Applied Materials, inc.	AMAT 38222105	3/22/2006	1. Election of Directors 2. To ratify the appointment of KPMG LLP as applies materials´ independent registered public accounting firm for Fiscal year 2006	Issuer Issuer	Yes Yes	For For	For For
Texas Instruments Incorp.	TXN 882508104	04/20/2006	1. Election of Directors 2. To ratify the appointment of Ernst & Young LLP as the Company´s independent registered public accounting firm for 2006	Issuer Issuer	Yes Yes	For For	For For
Freescale Semiconductor, Inc.	FSL.B 35687M206	04/21/2006	1. Election of Directors 2. To ratify the appointment of KPMG LLP as the independent registered public accounting firm for fiscal 2006	Issuer Issuer	Yes Yes	For For	For For
Motorola, Inc.	MOT 620076109	05/01/2006	1. Election of Directors 2. Adoption of the Motorola omnibus incentive plan of 2006 3. Shareholder proposal re: redeem or vote poison pill	Issuer Issuer Issuer	Yes Yes Yes	For Abstain Against	For Against For
Intel Corp.	INTC 458140100	05/17/2006	1. Election of Directors
2. Amendment of the second restated certificated of incorporation to repeal article 10.
3. Amendment of the certificated of incorporation to repeal articled 7 and articled 12.
4. Ratification of the appointment of Ernst & Young LLP as our independent registered public accounting firm for the current year
5. Approval of the 2006 equity incentive plan
			6. Approval of the 2006 stock purchase plan Issuer	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For For For For
Symbol Technologies, Inc.	SBL 871508107	05/01/2006	1. Election of Directors Issuer 2. The ratification of the appointment of Ernst & Young LLP as the Company´s independent registered public accounting firm for fiscal year 2006.	Issuer Issuer	Yes Yes	For For	For For
JP Morgan Chase & Co.	JPM 46625H100	05/16/2006	1. Election of Directors
2. Appointment of independent registered public accounting firm.
3. Stock options
4. Performance-based restricted stock.
5. Separate chairman
6. Sexual Orientation
7. Special shareholder meetings
8. Lobbying priorities report
9. Political contributions report
10. Poison pill Issuer
11. Cumulative voting
12. Bonus recoupment
			13. Overcommitted directors	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	For For Against For Abstain Against For Against Against Abstain Against Abstain Abstain	For For Against For Abstain Against For Against Against Abstain Against Abstain Abstain
Amgen Inc.	AMGN 31162100	05/10/2006	1. Election of Directors
2. To ratify the selection of Ernst & Young LLP as the company´s independent registered public accountants for the year 2006
3A. Stockholder proposal #1 (Stock retention guidelines)
3B. Stockholder proposal #2 (Executive compensation)
3C. Stockholder proposal #3 (Shareholder rights plans)
3D. Stockholder proposal #4 (Animal welfare policy)
3E. Stockholder proposal #5 (Majority elections)
			3F. Stockholder proposal #6 (Corporate political contributions)	Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes	For For Against Abstain Abstain Abstain Abstain Abstain	For For For Against Against Against Against Against
EMC Corp.	EMC 268648102	5/4/2006	1. Election of Directors
2. To ratify the selection by the audit committee of the board of directors of pricewaterhousecoopers LLP as EMC´s independent auditors for year 2006
3. To act upon shareholder proposal relating to election of directors by majority vote as described in EMC´s proxy statement
4. To act upon a shareholder proposal relating to pay-for superior-performance, as described in EMC´s proxy statement
5. To act upon a shareholder proposal relating to annual elections of directors, as described
			in EMC's proxy statement 6. To act upon a shareholder proposal relating to EMC´s audit committee, as described in EMC´s proxy statement	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For Against Against Against Against	For For For For For Against
Versign, Inc	VRSN 92343E102	5/26/2006	1. Election of Directors
2. Proposal to approve our 2006 equity incentive plan.
			3. Proposal to ratify the selection of KPMG LLP as our independent registered public accounting firm for the year ending December 31, 2006.	Issuer Issuer Issuer	Yes Yes Yes	For For For	For For For
AXA Financial	AXA 54536107	05/04/2006	1. Approval of the Co´s financial statements for 2005 - parent only
2. Approval of the consolidated financial statements for 2005
3. Earnings appropriation and declaration of a dividend of euro 0.88
4. Approval of the agreements mentioned in the auditors´ special report
5. Appointment of Mr Norbert Dentressangle to the supervisory board
6. Re-election of statutory auditor Pricewaterhousecoopers audit for a six-year term
7. Re-election of alternate statutory auditor Mr. Patrick Frotiee for a six-year term
8. Authorization granted to the management board to purchase the Co´s shares
9. Authorization granted to the management board to reduce capital through the cancellation of shares
10. Authorization to comply with all formal requirements in connection with this meeting
				Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes Yes Yes Yes Yes	Abstain Abstain Abstain Abstain For For For For For For	Abstain Abstain Abstain Abstain For For For For For For
Novellus Systems, Inc.	NVLS 670008101	05/17/2006	1. Election of Directors
2. Proposal to ratify and approve the appointment of Ernst & Young LLP as the independent registered public accounting firm
			3. Shareholder proposal regarding executive compensation	Issuer Issuer Issuer	Yes Yes Yes	For For Against	For For For
Cephalon, Inc.	CEPH 156708109	05/17/2006	1. Election of Directors
2. Approval of amendment to the certificate of incorporation increasing the number of shares of common stock authorized for issuance
3. Approval of amendment to the 2004 equity compensation plan to increase the number of shares of common stock authorized for issuance
			4. Ratification of appointment of Pricewaterhousecoopers LLP as independent registered public accountants	Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For For
Time Warner Inc.	TWX 887317105	05/19/2006	1. Election of Directors
2. Ratification of auditors
3. Approval of Time Warner Inc. 2006 stock incentive plan
4. Stockholder proposal regarding simple majority vote
5. Stockholder proposal regarding separation of roles of chairman and CEO
			6. Stockholder proposal regarding code of vendor conduct	Issuer Issuer Issuer Issuer Issuer Issuer	Yes Yes Yes Yes Yes Yes	For For For For For For	For For For Against Against Against
Teradyne, Inc.	TER 880770102	05/25/2006	1. Election of Directors
2. To approve the Teradyne, Inc. 2006 equity and cash compensation incentive plan
3. To ratify the selection of Pricewaterhousecoopers LLP as independent auditors
4. Stockholder proposal entitled director election majority vote standard proposal
				Issuer Issuer Issuer Issuer	Yes Yes Yes Yes	For For For For	For For For Against

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Robert Brody
Robert Brody
President
Date: 07/23/2010